GOING CONCERN (Details Narrative) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Nov. 30, 2025	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses	$ (7,145,000)	$ (3,602,000)	$ (455,000)	$ 4,435,000	$ 16,918,000	$ 17,390,000	$ (11,202,000)	$ 38,744,000		$ 40,645,000		$ 52,822,000
Accumulated deficit	$ 93,105,000						$ 93,105,000			$ 104,307,000		$ 63,662,000
M2i Global Inc [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Incurred losses									$ 6,492,569		$ 3,887,261
Accumulated deficit									$ 12,493,751		$ 6,001,182